File No. 2-89359
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ X ]

     Pre-Effective Amendment No.                                       [  ]

     Post-Effective Amendment No. 17                                   [ X ]

                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [ X ]

     Amendment No. 17                                                  [ X ]


                      (Check appropriate box or boxes.)

                     Dreyfus Government Cash Management
             (Exact Name of Registrant as Specified in Charter)


           c/o The Dreyfus Corporation
           200 Park Avenue, New York, New York          10166
           (Address of Principal Executive Offices)     (Zip Code)


     Registrant's Telephone Number, including Area Code: (212) 922-6000

                         Daniel C. Maclean III, Esq.
                               200 Park Avenue
                          New York, New York 10166
                   (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)

      X    immediately upon filing pursuant to paragraph (b)
     ----
           on     (date)      pursuant to paragraph (b)
     ----
           60 days after filing pursuant to paragraph (a)(i)
     ----
           on     (date)      pursuant to paragraph (a)(i)
     ----
           75 days after filing pursuant to paragraph (a)(ii)
     ----
           on     (date)      pursuant to paragraph (a)(ii) of Rule 485
     ----


If appropriate, check the following box:

           this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
     ----

     Registrant has registered an indefinite number of shares of its beneficial interest under the Securities Act of 1933 pursuant to
Section 24(f) of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended January 31, 1995 was filed on March 23, 1995.


                     Dreyfus Government Cash Management
                Cross-Reference Sheet Pursuant to Rule 495(a)


Items in
Part A of
Form N-1A      Caption                                       Page
_________      _______                                       ____

   1           Cover Page                                     Cover

   2           Synopsis                                       2

   3           Condensed Financial Information                3

   4           General Description of Registrant              4

   5           Management of the Fund                         6

   5(a)        Management's Discussion of Fund's Performance  *

   6           Capital Stock and Other Securities             9

   7           Purchase of Securities Being Offered           7

   8           Redemption or Repurchase                       9

   9           Pending Legal Proceedings                      *


Items in
Part B of
Form N-1A
---------

   10          Cover Page                                     Cover

   11          Table of Contents                              Cover

   12          General Information and History                B-16

   13          Investment Objectives and Policies             B-2

   14          Management of the Fund                         B-4

   15          Control Persons and Principal                  B-7
               Holders of Securities

   16          Investment Advisory and Other                  B-7
               Services

_____________________________________

NOTE:  * Omitted since answer is negative or inapplicable.


                     Dreyfus Government Cash Management
          Cross-Reference Sheet Pursuant to Rule 495(a) (continued)

Items in
Part B of
Form N-1A      Caption                                        Page
_________      _______                                        _____

   17          Brokerage Allocation                           B-14

   18          Capital Stock and Other Securities             B-15

   19          Purchase, Redemption and Pricing               B-9
               of Securities Being Offered                    B-12
                                                              B-13

   20          Tax Status                                     *

   21          Underwriters                                   B-9

   22          Calculations of Performance Data               B-15

   23          Financial Statements                           B-17


Items in
Part C of
Form N-1A
_________

   24          Financial Statements and Exhibits              C-1

   25          Persons Controlled by or Under                 C-3
               Common Control with Registrant

   26          Number of Holders of Securities                C-3

   27          Indemnification                                C-4

   28          Business and Other Connections of              C-4
               Investment Adviser

   29          Principal Underwriters                         C-11

   30          Location of Accounts and Records               C-14

   31          Management Services                            C-14

   32          Undertakings                                   C-14


_____________________________________

NOTE:  * Omitted since answer is negative or inapplicable.



Part A and Part B are incorporated by reference to Registrant's
Post-Effective Amendment No. 15 to Registration Statement on Form N-1A, filed on March 24, 1995.






                     Dreyfus Government Cash Management


                          PART C. OTHER INFORMATION
                           _________________________


Item 24.   Financial Statements and Exhibits. - List
_______    _________________________________________

     (a)   Financial Statements:

                Included in Part A of the Registration Statement

                Condensed Financial Information with respect to Class A shares for the period from March 13, 1985 (commencement of operations) to January 31, 1986 and for each of the nine years in the period ended January 31, 1995, and with respect to Class B shares, for the period from January 10, 1994 (commencement of initial offerings) to January 31, 1994 and the one year period ended January 31, 1995.

                Included in Part B of the Registration Statement:

                     Statement of Investments--January 31, 1995.

                     Statement of Assets and Liabilities--January 31, 1995.

                     Statement of Operations--year ended January 31, 1995.

                     Statement of Changes in Net Assets--for each of the years ended January 31, 1994 and 1995.

                     Notes to Financial Statements

                     Report of Ernst & Young LLP, Independent Auditors, dated March 10, 1995.



All Schedules and other financial statement information, for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission, are either omitted because they are not required under the related instructions, they are inapplicable, or the required information is presented in the financial statements or notes thereto which are included in Part B of the Registration Statement.


Item 24.   Financial Statements and Exhibits. - List (continued)
_______    _____________________________________________________

  (b)      Exhibits:

  (1) Registrant's Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (1)(b) of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on September 30, 1993.

  (2)      Registrant's By-Laws.

  (4) Specimen certificate for the Registrant's securities is incorporated by reference to Exhibit (4) of Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed on March 24, 1987.

  (5) Management Agreement is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on March 24, 1995.


  (6)      Distribution Agreement is incorporated by reference to Exhibit
           (6) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on March 24, 1995.


  (8)(a)   Amended and Restated Custody Agreement.


  (8)(b)   Sub-Custodian Agreements.


  (9)      Shareholder Services Plan is incorporated by reference to Exhibit
           (9) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on March 24, 1995.


  (10)     Opinion and consent of Registrant's counsel.


  (11) Consent of Independent Auditors is incorporated by reference to Exhibit (11) of Post-Effective Amendment No. 15 to the
           Registration Statement on Form N-1A, filed on March 24, 1995.


  (15) Service Plan is incorporated by reference to Exhibit (15) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on March 24, 1995.

  (16) Schedules of Computation of Performance Data are incorporated by reference to Exhibit (16) of Post-Effective No. 13 to the Registration Statement on Form N-1A filed on May 27, 1994.

  (18)     Rule 18f-3 Plan.


Item 24.   Financial Statements and Exhibits. - List (continued)
_______    _____________________________________________________

           Other Exhibits
           ______________


                (a) Power of Attorney of Trustees are incorporated by reference to Other Exhibit (a) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on March 24, 1995.


                (b) Power of Attorney of Principal Executive, Financial and Accounting Officers is incorporated by reference to Other Exhibit (b) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on March 24, 1995.


                (c) Certificate of Assistant Secretary is incorporated by reference to Other Exhibit (c) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on March 24, 1995.



Item 25.   Persons Controlled by or under Common Control with Registrant.
_______    ______________________________________________________________

           Not Applicable

Item 26.   Number of Holders of Securities.
_______    ________________________________


            (1)                              (2)

                                                Number of Record
         Title of Class                  Holders as of September 26, 1995
         ______________                  ________________________________

         Shares of Beneficial Interest
           (Par value $.001)

         Class A shares . . . . . . . . . . . . . . .    240

         Class B shares . . . . . . . . . . . . . . .    101






Item 27.    Indemnification
_______     _______________

         The Statement as to the general effect of any contract, arrangements or statute under which a trustee, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any trustee, officer, affiliated person or underwriter for their own protection, is incorporated by reference to Item 27 of Part C of Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed on March 3, 1987.

         Reference is also made to the Distribution Agreement filed as Exhibit (6) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on March 24, 1995.

Item 28.    Business and Other Connections of Investment Adviser.
_______     ____________________________________________________

            The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator. Dreyfus Management, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.


Item 28.  Business and Other Connections of Investment Adviser (continued)
________  ________________________________________________________________

          Officers and Directors of Investment Adviser
          ____________________________________________


Name and Position
with Dreyfus                  Other Businesses
_________________             ________________

MANDELL L. BERMAN             Real estate consultant and private investor
Director                           29100 Northwestern Highway, Suite 370
                                   Southfield, Michigan 48034;
                              Past Chairman of the Board of Trustees of Skillman Foundation.
                              Member of The Board of Vintners Intl.

FRANK V. CAHOUET              Chairman of the Board, President and
Director                      Chief Executive Officer:
                                   Mellon Bank Corporation
                                   One Mellon Bank Center
                                   Pittsburgh, Pennsylvania 15258;
                                   Mellon Bank, N.A.
                                   One Mellon Bank Center
                                   Pittsburgh, Pennsylvania 15258
                              Director:
                                   Avery Dennison Corporation
                                   150 North Orange Grove Boulevard
                                   Pasadena, California 91103;
                                   Saint-Gobain Corporation
                                   750 East Swedesford Road
                                   Valley Forge, Pennsylvania 19482;
                                   Teledyne, Inc.
                                   1901 Avenue of the Stars
                                   Los Angeles, California 90067

ALVIN E. FRIEDMAN             Senior Adviser to Dillon, Read & Co. Inc.
Director                           535 Madison Avenue
                                   New York, New York 10022;
                                   Director and member of the Executive
                                   Committee of Avnet, Inc.**

LAWRENCE M. GREENE            Director:
Director                           Dreyfus America Fund

JULIAN M. SMERLING            None
Director

DAVID B. TRUMAN               Educational consultant;
Director                      Past President of the Russell Sage Foundation
                                   230 Park Avenue
                                   New York, New York 10017;
                              Past President of Mount Holyoke College
                                   South Hadley, Massachusetts 01075;


DAVID B. TRUMAN               Former Director:
(cont'd) Student Loan Marketing Association 1055 Thomas Jefferson Street, N.W. Washington, D.C. 20006;
                              Former Trustee:
                                   College Retirement Equities Fund
                                   730 Third Avenue
                                   New York, New York 10017

HOWARD STEIN                  Chairman of the Board:
Chairman of the Board and          Dreyfus Acquisition Corporation*;
Chief Executive Officer            The Dreyfus Consumer Credit Corporation*;
                                   Dreyfus Management, Inc.*;
                                   Dreyfus Service Corporation*;
                              Chairman of the Board and Chief Executive
                              Officer:
                                   Major Trading Corporation*;
                              Director:
                                   Avnet, Inc.**;
                                   Dreyfus America Fund++++;
                                   The Dreyfus Fund International
                                   Limited+++++;
                                   World Balanced Fund+++;
                                   Dreyfus Partnership Management,
                                        Inc.*;
                                   Dreyfus Personal Management, Inc.*;
                                   Dreyfus Precious Metals, Inc.*;
                                   Dreyfus Service Organization, Inc.***;
                                   Seven Six Seven Agency, Inc.*;
                              Trustee:
                                   Corporate Property Investors
                                   New York, New York

W. KEITH SMITH                Chairman and Chief Executive Officer:
Vice Chairman of the Board         The Boston Company
                                   One Boston Place
                                   Boston, Massachusetts 02108
                              Vice Chairman of the Board:
                                   Mellon Bank Corporation
                                   One Mellon Bank Center
                                   Pittsburgh, Pennsylvania 15258;
                                   Mellon Bank, N.A.
                                   One Mellon Bank Center
                                   Pittsburgh, Pennsylvania 15258
                              Director:
                                   Dentsply International, Inc.
                                   570 West College Avenue
                                   York, Pennsylvania 17405

ROBERT E. RILEY               Director:
President, Chief                   Dreyfus Service Corporation*;
Operating Officer,            Former Executive Vice President:
and a Director                     Prudential Investment Corporation
                                   751 Board Street
                                   Newark, New Jersey 07102

STEPHEN E. CANTER             Former Chairman and Chief Executive Officer:
Vice Chairman and                  Kleinwort Benson Investment Management
Chief Investment Officer,               Americas Inc.*
and a Director                Director:
                                   The Dreyfus Trust Company++

LAWRENCE S. KASH              Chairman, President and Chief
Vice Chairman-Distribution    Executive Officer:
and a Director                     The Boston Company Advisors, Inc.
                                   53 State Street
                                   Exchange Place
                                   Boston, Massachusetts 02109
                              Executive Vice President and Director:
                                   Dreyfus Service Organization, Inc.***;
                              Director:
                                   The Dreyfus Consumer Credit Corporation*;
                                   The Dreyfus Trust Company++;
                                   Dreyfus Service Corporation*;
                              President:
                                   The Boston Company
                                   One Boston Place
                                   Boston, Massachusetts  02108;
                                   Laurel Capital Advisors
                                   One Mellon Bank Center
                                   Pittsburgh, Pennsylvania 15258;
                                   Boston Group Holdings, Inc.
                              Executive Vice President:
                                   Mellon Bank, N.A.
                                   One Mellon Bank Center
                                   Pittsburgh, Pennsylvania 15258;
                                   Boston Safe Deposit & Trust
                                   One Boston Place
                                   Boston, Massachusetts 02108

PHILIP L. TOIA                Chairman of the Board and Trust Investment
Vice Chairman-Operations      Officer:
and Administration                 The Dreyfus Trust Company++;
and a Director                Chairman of the Board and Chief Operating
                              Officer:
                                   Major Trading Corporation*;
                              Director:
                                   Dreyfus Precious Metals, Inc.*;
                                   Dreyfus Service Corporation*;
                                   Seven Six Seven Agency, Inc.*;
                              President and Director:
                                   Dreyfus Acquisition Corporation*;
                                   The Dreyfus Consumer Credit Corporation*;
                                   Dreyfus-Lincoln, Inc.*;
                                   Dreyfus Management, Inc.*;
                                   Dreyfus Personal Management, Inc.*;
                                   Dreyfus Partnership Management, Inc.+;
                                   Dreyfus Service Organization, Inc.***;
                                   The Truepenny Corporation*;

PHILIP L. TOIA                Formerly, Senior Vice President:
(cont'd) The Chase Manhattan Bank, N.A. and The Chase Manhattan Capital Markets Corporation
                                   One Chase Manhattan Plaza
                                   New York, New York 10081

BARBARA E. CASEY              President:
Vice President-                    Dreyfus Retirement Services Division;
Dreyfus Retirement            Executive Vice President:
Services                           Boston Safe Deposit & Trust Co.
                                   One Boston Place
                                   Boston, Massachusetts 02108;
                                   Dreyfus Service Corporation*

DIANE M. COFFEY               None
Vice President-
Corporate Communications

ELIE M. GENADRY               President:
Vice President-                    Institutional Services Division of Dreyfus
Institutional Sales                Service Corporation*;
                                   Broker-Dealer Division of Dreyfus Service
                                   Corporation*;
                                   Group Retirement Plans Division of Dreyfus
                                   Service Corporation;
                              Executive Vice President:
                                   Dreyfus Service Corporation*;
                                   Dreyfus Service Organization, Inc.***;
                              Vice President:
                                   The Dreyfus Trust Company++

HENRY D. GOTTMANN             Executive Vice President:
Vice President-Retail              Dreyfus Service Corporation*;
Sales and Service             Vice President:
                                   Dreyfus Precious Metals, Inc.*

DANIEL C. MACLEAN             Director, Vice President and Secretary:
Vice President and General         Dreyfus Precious Metals, Inc.*;
Counsel                       Director and Vice President:
                                   The Dreyfus Consumer Credit Corporation*;
                              Director and Secretary:
                                   Dreyfus Acquisition Corporation*;
                                   Dreyfus Partnership Management, Inc.*;
                                   Major Trading Corporation*;
                                   The Truepenny Corporation+;
                              Director, Vice President and Treasurer:
                                   Lion Management, Inc.*;
                              Director:
                                   The Dreyfus Trust Company++;
                              Secretary:
                                   Dreyfus Service Corporation*;
                                   Dreyfus Service Organization, Inc.***;
                                   Seven Six Seven Agency, Inc.*

JEFFREY N. NACHMAN            None
Vice President-Mutual Fund
Accounting

WILLIAM F. GLAVIN, JR.        Executive Vice President:
Vice President-Corporate           Dreyfus Service Corporation*;
Development                   Senior Vice President:
                                   The Boston Company Advisors, Inc.
                                   53 State Street
                                   Exchange Place
                                   Boston, Massachusetts 02109

KATHERINE C. WICKHAM          Formerly, Assistant Commissioner:
Vice President-               Department of Parks and Recreation of the
Human Resources                    City of New York
                                   830 Fifth Avenue
                                   New York, New York 10022

MARK N. JACOBS                Vice President, Secretary and Director:
Vice President-                    Lion Management, Inc.*;
Legal and Secretary           Secretary:
                                   The Dreyfus Consumer Credit Corporation*;
                                   Dreyfus Management, Inc.*;
                              Assistant Secretary:
                                   Dreyfus Service Organization, Inc.***;
                                   Major Trading Corporation*;
                                   The Truepenny Corporation*

ANDREW S. WASSER              Vice President:
Vice President-Information         Mellon Bank Corporation
Services                           One Mellon Bank Center
                                   Pittsburgh, Pennsylvania 15258

MAURICE BENDRIHEM             Treasurer:
Controller                         Dreyfus Partnership Management, Inc.*;
                                   Dreyfus Precious Metals, Inc.*;
                                   Dreyfus Service Organization, Inc.***;
                                   Seven Six Seven Agency, Inc.*;
                                   The Truepenny Corporation*;
                              Controller:
                                   Dreyfus Acquisition Corporation*;
                                   Dreyfus Service Corporation*;
                                   The Dreyfus Trust Company++;
                                   The Dreyfus Consumer Credit Corporation*;
                              Formerly, Vice President-Financial Planning,
                              Administration and Tax:
                                   Showtime/The Movie Channel, Inc.
                                   1633 Broadway
                                   New York, New York 10019

ELVIRA OSLAPAS                Assistant Secretary:
Assistant Secretary                Dreyfus Service Corporation*;
                                   Dreyfus Management, Inc.*;
                                   Dreyfus Acquisition Corporation, Inc.*;
                                   The Truepenny Corporation+


______________________________________

* The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
** The address of the business so indicated is 80 Cutter Mill Road, Great Neck, New York 11021.
*** The address of the business so indicated is 131 Second Street, Lewes, Delaware 19958.
+ The address of the business so indicated is Atrium Building, 80 Route 4 East, Paramus, New Jersey 07652.
++ The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
+++ The address of the business so indicated is One Rockefeller Plaza, New York, New York 10020.
++++    The address of the business so indicated is 2 Boulevard Royal,
        Luxembourg.
+++++   The address of the business so indicated is Nassau, Bahama Islands.


Item 29.  Principal Underwriters
________  ______________________

     (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:


           1)  Comstock Partners Strategy Fund, Inc.
           2)  Dreyfus A Bonds Plus, Inc.
           3)  Dreyfus Appreciation Fund, Inc.
           4)  Dreyfus Asset Allocation Fund, Inc.
           5)  Dreyfus Balanced Fund, Inc.
           6)  Dreyfus BASIC Money Market Fund, Inc.
           7)  Dreyfus BASIC Municipal Fund, Inc.
           8)  Dreyfus BASIC U.S. Government Money Market Fund
           9)  Dreyfus California Intermediate Municipal Bond Fund
          10)  Dreyfus California Tax Exempt Bond Fund, Inc.
          11)  Dreyfus California Tax Exempt Money Market Fund
          12)  Dreyfus Capital Value Fund, Inc.
          13)  Dreyfus Cash Management
          14)  Dreyfus Cash Management Plus, Inc.
          15)  Dreyfus Connecticut Intermediate Municipal Bond Fund
          16)  Dreyfus Connecticut Municipal Money Market Fund, Inc.
          17)  Dreyfus Edison Electric Index Fund, Inc.
          18)  Dreyfus Florida Intermediate Municipal Bond Fund
          19)  Dreyfus Florida Municipal Money Market Fund
          20)  Dreyfus Growth and Value Funds, Inc.
          21)  The Dreyfus Fund Incorporated
          22)  Dreyfus Global Bond Fund, Inc.
          23)  Dreyfus Global Growth, L.P. (A Strategic Fund)
          24)  Dreyfus GNMA Fund, Inc.
          25)  Dreyfus Growth and Income Fund, Inc.
          26)  Dreyfus Growth Opportunity Fund, Inc.
          27)  Dreyfus Institutional Money Market Fund
          28)  Dreyfus Institutional Short Term Treasury Fund
          29)  Dreyfus Insured Municipal Bond Fund, Inc.
          30)  Dreyfus Intermediate Municipal Bond Fund, Inc.
          31)  Dreyfus International Equity Fund, Inc.
          32)  Dreyfus Investors GNMA Fund
          33)  The Dreyfus/Laurel Funds, Inc.
          34)  The Dreyfus/Laurel Funds Trust
          35)  The Dreyfus/Laurel Tax-Free Municipal Funds
          36)  The Dreyfus/Laurel Investment Series
          37)  Dreyfus Life and Annuity Index Fund, Inc.
          38)  Dreyfus LifeTime Portfolios, Inc.
          39)  Dreyfus Liquid Assets, Inc.
          40)  Dreyfus Massachusetts Intermediate Municipal Bond Fund
          41)  Dreyfus Massachusetts Municipal Money Market Fund
          42)  Dreyfus Massachusetts Tax Exempt Bond Fund
          43)  Dreyfus Michigan Municipal Money Market Fund, Inc.
          44)  Dreyfus Money Market Instruments, Inc.
          45)  Dreyfus Municipal Bond Fund, Inc.
          46)  Dreyfus Municipal Cash Management Plus
          47)  Dreyfus Municipal Money Market Fund, Inc.
          48)  Dreyfus New Jersey Intermediate Municipal Bond Fund
          49)  Dreyfus New Jersey Municipal Bond Fund, Inc.
          50)  Dreyfus New Jersey Municipal Money Market Fund, Inc.
          51)  Dreyfus New Leaders Fund, Inc.
          52)  Dreyfus New York Insured Tax Exempt Bond Fund
          53)  Dreyfus New York Municipal Cash Management
          54)  Dreyfus New York Tax Exempt Bond Fund, Inc.
          55)  Dreyfus New York Tax Exempt Intermediate Bond Fund
          56)  Dreyfus New York Tax Exempt Money Market Fund
          57)  Dreyfus Ohio Municipal Money Market Fund, Inc.
          58)  Dreyfus 100% U.S. Treasury Intermediate Term Fund
          59)  Dreyfus 100% U.S. Treasury Long Term Fund
          60)  Dreyfus 100% U.S. Treasury Money Market Fund
          61)  Dreyfus 100% U.S. Treasury Short Term Fund
          62)  Dreyfus Pennsylvania Intermediate Municipal Bond Fund
          63)  Dreyfus Pennsylvania Municipal Money Market Fund
          64)  Dreyfus Short-Intermediate Government Fund
          65)  Dreyfus Short-Intermediate Municipal Bond Fund
          66)  Dreyfus Short-Term Income Fund, Inc.
          67)  The Dreyfus Socially Responsible Growth Fund, Inc.
          68)  Dreyfus Strategic Growth, L.P.
          69)  Dreyfus Strategic Income
          70)  Dreyfus Strategic Investing
          71)  Dreyfus Tax Exempt Cash Management
          72)  The Dreyfus Third Century Fund, Inc.
          73)  Dreyfus Treasury Cash Management
          74)  Dreyfus Treasury Prime Cash Management
          75)  Dreyfus Variable Investment Fund
          76)  Dreyfus-Wilshire Target Funds, Inc.
          77)  Dreyfus Worldwide Dollar Money Market Fund, Inc.
          78)  General California Municipal Bond Fund, Inc.
          79)  General California Municipal Money Market Fund
          80)  General Government Securities Money Market Fund, Inc.
          81)  General Money Market Fund, Inc.
          82)  General Municipal Bond Fund, Inc.
          83)  General Municipal Money Market Fund, Inc.
          84)  General New York Municipal Bond Fund, Inc.
          85)  General New York Municipal Money Market Fund
          86)  Pacifica Funds Trust -
                    Pacifica Prime Money Market Fund
                    Pacifica Treasury Money Market Fund
          87)  Peoples Index Fund, Inc.
          88)  Peoples S&P MidCap Index Fund, Inc.
          89)  Premier Insured Municipal Bond Fund
          90)  Premier California Municipal Bond Fund
          91)  Premier Capital Growth Fund, Inc.
          92)  Premier Global Investing, Inc.
          93)  Premier GNMA Fund
          94)  Premier Growth Fund, Inc.
          95)  Premier Municipal Bond Fund
          96)  Premier New York Municipal Bond Fund
          97)  Premier State Municipal Bond Fund




(b)
                                                             Positions and
Name and principal        Positions and offices with         offices with
business address          the Distributor                    Registrant
__________________        ___________________________        _____________

Marie E. Connolly+        Director, President, Chief         President and
                          Operating Officer and Compliance   Treasurer
                          Officer

Joseph F. Tower, III+     Senior Vice President, Treasurer   Assistant
                          and Chief Financial Officer        Treasurer

John E. Pelletier+        Senior Vice President, General     Vice President
                          Counsel, Secretary and Clerk       and Secretary

Frederick C. Dey++        Senior Vice President              Vice President
                                                             and Assistant
                                                             Treasurer

Eric B. Fischman++        Vice President and Associate       Vice President
                          General Counsel                    and Assistant
                                                             Secretary

Lynn H. Johnson+          Vice President                     None

Ruth D. Leibert++         Assistant Vice President           Assistant
                                                             Secretary

Paul Prescott+            Assistant Vice President           None

Leslie M. Gaynor+         Assistant Treasurer                None

Mary Nelson+              Assistant Treasurer                None

John J. Pyburn++          Assistant Treasurer                Assistant
                                                             Treasurer

Jean M. O'Leary+          Assistant Secretary and            None
                          Assistant Clerk

John W. Gomez+            Director                           None

William J. Nutt+          Director                           None




________________________________
 +  Principal business address is One Exchange Place, Boston, Massachusetts
    02109.
++  Principal business address is 200 Park Avenue, New York, New York 10166.



Item 30.   Location of Accounts and Records
           ________________________________

           1.  The Shareholder Services Group, Inc.,
               a subsidiary of First Data Corporation
               P.O. Box 9671
               Providence, Rhode Island 02940-9671

           2.  The Bank of New York
               90 Washington Street
               New York, New York 10286

           3.  The Dreyfus Corporation
               200 Park Avenue
               New York, New York 10166

Item 31.   Management Services
_______    ___________________

           Not Applicable

Item 32.   Undertakings
________   ____________

  (1) To call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and in connection with such meeting to comply with the provisions of
           Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.



                                 SIGNATURES
                                ---------------


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 23rd day of October, 1995.



                    DREUFUS GOVERNMENT CASH MANAGEMENT

            BY:     /s/Marie E. Connolly*
                    ----------------------------------
                    Marie E. Connolly, PRESIDENT


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


        Signatures                      Title                          Date


________________________         _______________________________  _________

/s/Marie E. Connolly*            President and Treasurer           10/23/95
----------------------------     (Principal Executive, Financial
Marie E. Connolly                and Accounting Officer)


/s/David W. Burke*               Trustee                           10/23/95
----------------------------
David W. Burke


/s/Isabel P. Dunst*              Trustee                           10/23/95
----------------------------
Isabel P. Dunst


/s/Lyle E. Gramley*              Trustee                           10/23/95
----------------------------
Lyle E. Gramley


/s/Warren B. Rudman*             Trustee                           10/23/95
----------------------------
Warren B. Rudman



*BY:      ________________________
          Eric B. Fischman
          Attorney-in-Fact




                              INDEX OF EXHIBITS



     ITEM


     (2)        Registrant's By-Laws.................................

     (8)(a)     Amended and Restated Custody Agreement...............

     (8)(b)     Sub-Custodian Agreements.............................

     (10)       Opinion and consent of Registrant's counsel..........

     (18)       Rule 18f-3 Plan......................................